Land Use Rights, Net - Schedule of Land Use Rights (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Land Use Rights [Abstract]
Land use rights, at cost	$ 1,777,472	$ 1,803,155
Less: accumulated amortization	(473,992)	(355,205)
Total land use rights, net	$ 1,303,480	$ 1,447,950